Related party transactions (Details Narrative)		1 Months Ended	12 Months Ended
	Jun. 01, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gain on write off of related party debt			$ 587,500		$ 31,627
Repayment of loan settlement	$ 4,000
CEO [Member]
Disclosure of detailed information about financial instruments [line items]
Gain on write off of related party debt		$ 587,500
Andrew MacRitchie [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from related party debt				$ 5,000
Monthly interest rate			1.00%	1.00%
Clearline CPA Corp. [Member]
Disclosure of detailed information about financial instruments [line items]
Gain on write off of related party debt					31,627
David Watkinson [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from related party debt					$ 6,000
Monthly interest rate					1.00%
Loan from related parties					$ 40,000
David Watkinson [Member] | Promissory note [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from related party debt			$ 25,000
Monthly interest rate			1.00%	1.00%
Annually interest rate			12.00%	12.00%
William Witte [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from related party debt				$ 5,000